Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 388,704	$ 268,991
Cost of sales
Cost of sales excluding depletion	(46,531)	(38,227)
Depletion	(79,255)	(75,554)
Gross profit	262,918	155,210
General administration costs	(30,452)	(21,755)
Business development costs	(5,648)	(3,405)
Impairment reversal (charges) and expected credit losses	4,300	(148,034)
Other expenses	10,299	0
Operating income (loss)	220,819	(17,984)
Increase in fair value of investments and prepaid gold interests	46,233	12,775
Gain on disposition of mineral interests	6,710	0
Finance costs, net	(3,459)	(5,073)
Sustainability initiatives	(531)	(903)
Foreign currency translation gain (loss)	(414)	181
Other expenses	0	(1,766)
Other income (expenses)	48,539	5,214
Earnings (loss) before income taxes	269,358	(12,770)
Income tax expense	(29,353)	(10,314)
Net earnings (loss)	$ 240,005	$ (23,084)
Earnings (loss) per share - Basic (in dollars per share)	$ 1.18	$ (0.11)
Earnings (loss) per share - Diluted (in dollars per share)	$ 1.18	$ (0.11)
Other Comprehensive Income
Changes in fair value of derivatives designed as cash flow hedges	$ 1,493	$ 0
Tax expense relating to changes in fair value of derivatives	(396)	0
Other comprehensive income	1,097	0
Total comprehensive income (loss)	$ 241,102	$ (23,084)